Costs and Expenses by Nature - Somos - Anglo (Predecessor) (Tables)	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2020
Costs and expenses by nature
Schedule of costs and expenses by nature
	December 31, 2020	December 31, 2019	October 11 to 'December 31, 2018
Salaries and payroll charges (i)	(279,523)	(200,621)	(62,376)
Raw materials and productions costs	(216,791)	(238,635)	(27,267)
Depreciation and amortization	(174,088)	(164,932)	(21,770)
Editorial costs	(52,794)	(61,281)	(21,638)
Copyright	(59,597)	(61,975)	(20,473)
Advertising and publicity	(88,965)	(60,416)	(17,091)
Utilities, cleaning and security	(19,499)	(11,869)	(9,379)
Rent and condominium fees	(14,278)	(20,375)	(7,929)
Third-party services	(23,904)	(26,406)	(3,817)
Travel	(8,760)	(12,471)	(3,664)
Consulting and advisory services	(25,269)	(16,028)	(2,910)
Impairment losses on trade receivables	(25,015)	(4,297)	(2,283)
Material	(3,708)	(1,087)	(1,762)
Taxes and contributions	(2,066)	(3,278)	(267)
Reversal (provision) for tax, civil and labor risks	2,092	3,325	19
Provision for obsolete inventories	(4,057)	(6,831)	3,098
Income from lease and sublease agreements with related parties	21,683	-	-
Other income, net	4,283	(20,052)	(5,858)
	(970,256)	(907,229)	(205,367)

Cost of sales and services	(378,003)	(447,049)	(69,903)
Commercial expenses	(165,169)	(184,592)	(51,151)
General and administrative expenses	(406,352)	(276,427)	(84,898)
Impairment loss on accounts receivable	(25,015)	(4,297)	(2,283)
Other operating income, net	4,283	5,136	2,868
	(970,256)	(907,229)	(205,367)

(i) Increase impacted by Bonus IPO expenses recognized in the statement of consolidated Profit and loss, amount R$ 50,580 and also business acquisitions occurred in 2020.

Somos - Anglo (Predecessor)
Costs and expenses by nature
Schedule of costs and expenses by nature
	January 1, 2018 to October 10, 2018	Year ended December 31, 2017
Salaries and payroll charges	(180,118)	(170,694)
(Provision) reversal for risks of tax, civil and labor losses	(150,594)	1,233
Raw materials and productions costs	(105,454)	(73,547)
Editorial costs	(26,249)	(43,998)
Depreciation and amortization	(37,660)	(43,245)
Copyright	(31,315)	(55,211)
Advertising and publicity	(30,279)	(41,740)
Utilities, cleaning and security	(21,718)	(36,808)
Rental and condominium fees	(19,474)	(17,795)
Third-party services	(11,481)	(20,798)
Travel	(11,471)	(11,288)
Consulting and advisory services	(10,535)	(13,449)
Impairment (losses) reversal on trade receivables	(4,027)	908
Provision for losses of obsolete inventories	(352)	(4,427)
Taxes and contributions	(2,560)	(2,875)
Material	(2,164)	(5,220)
Other expenses	(24,873)	(50,728)
	(670,324)	(589,682)
Cost of goods sold and services	(220,975)	(255,250)
Commercial expenses	(139,052)	(170,651)
General and administrative expenses	(310,527)	(162,760)
Impairment loss on trade receivable	(4,027)	908
Other operating income (expenses), net	4,257	(1,929)
	(670,324)	(589,682)